Organization and Operations	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Operations
1. Organization and Operations
Nature of the Business
flyExclusive, Inc. is a holding company that has no material assets other than its ownership in LGM Enterprises, LLC (“LGM”), and flyExclusive, Inc. operates and controls all of the businesses and operations of LGM and LGM’s subsidiaries. flyExclusive Inc. and its predecessor for accounting purposes, LGM, are collectively referred to herein as (“flyExclusive” or the “Company”). LGM is a premier owner, operator of jet aircraft and aircraft sales, with a focus on private jet charter. The Company’s businesses provide separate offerings such as wholesale and retail ad hoc flights, a jet club program, partnership program, fractional program, and other services as well.
The Company provides private jet charter services primarily in North America. On February 28
, 2020
, the Company acquired Sky Night, LLC (“Sky Night”), in order to develop its international presence. As part of its plan to become a full-service private aviation company, in 2021
, the Company launched its maintenance, repair, and overhaul operations (“MRO”), offering maintenance, interior and exterior refurbishment to third parties in addition to maintaining its own fleet.
On December 27
, 2023
(the “Closing Date”), EG Acquisition Corp., a Delaware corporation (“EGA”), and LGM, a North Carolina limited liability company (“LGM”), consummated a business combination (the “Merger”, see Note 3
, “Merger”) pursuant to the equity purchase agreement dated October 17
, 2022
and subsequent amendment to the equity purchase agreement dated April 21
, 2023
, collectively, (the “Equity Purchase Agreement” or “EPA”). In connection with the closing of the Merger, EGA changed its name to flyExclusive, Inc. The common stock of flyExclusive (“flyExclusive Common Stock” or the “Company’s Common Stock”) and the public warrants of flyExclusive (the “Public Warrants”) commenced trading on The NYSE American LLC under the symbol “FLYX” and “FLYX WS”, respectively, on December 28
, 2023
.
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and with the rules and regulations of the United States Securities and Exchange Commission (the “SEC”).
Principles of Consolidation
The consolidated financial statements include the accounts of flyExclusive, its wholly-owned subsidiaries, all majority owned subsidiaries where the ownership is more than 50
% and the accounts of variable interest entities (“VIE”) for which flyExclusive or one of its subsidiaries is the primary beneficiary, regardless of the ownership percentage.
All significant intercompany transactions and balances have been eliminated in consolidation. Where the Company’s ownership interest is less than 100
%, the
non-redeemable
noncontrolling ownership interests held by third parties in the financial position and operating results of the Company’s subsidiaries and/or consolidated VIEs are reported as noncontrolling interest in the consolidated balance sheets within stockholders’ / members’ equity. Noncontrolling ownership interests that can be redeemed for cash whereby redemption is not within the sole control of the Company are classified as temporary equity in the consolidated balance sheets in accordance with Accounting Standards Codification (“ASC”)
480-10-S99-3(A)(2).

Liquidity and Going Concern
Within the years ended December 31, 2023 and 2022, the Company incurred net losses and has operated with a working capital deficit
.
To
date, the Company has financed its operations primarily through a combination of operating cash flows, the sale of equity securities and convertible debt, proceeds from the Reverse Recapitalization, and borrowings under loan facilities. At December 31, 2023, the Company had an accumulated deficit of $80,456 and a working capital deficit, as defined by a shortfall of current assets as compared with current liabilities of $104,743 and $6,934 as at December 31, 2023 and 2022, respectively. The Company’s net losses were $54,738 and $4,152 for the years ended December 31, 2023 and 2022, respectively. Net cash flows provided by operating activities were $8,665 and $45,639 during the years ended December 31, 2023 and 2022, respectively. A significant component of the Company’s operating losses and working capital deficit resulted from increased general and administrative costs associated with becoming a public company. The Company expects to incur operating losses in the near term as the Company advances its fleet modernization and associated cost savings initiatives.
As of December 31, 2023, the Company had cash and cash equivalents of $11,626. On January 26, 2024, subsequent to the reporting date, a subsidiary of the Company entered into a Senior Secured Note (the “Note”) to support its fractional aircraft ownership program. The Note allows for borrowings of an aggregate principal amount of up to approximately $25,773, with up to $25,000 earmarked specifically to finance the acquisition or refinancing of aircraft under this program. Additionally, on March 4, 2024, subsequent to the reporting date, the company raised an additional $25,000 in the form of Series A Preferred Stock. On March 9, 2024, subsequent to the reporting date, the Company entered into an amendment to the LOC Master Note to extend the maturity date to September 9, 2025. See Note 24, “Subsequent Events,” for further information.
The Company believes its cash and cash equivalents on hand, operating cash flows, and proceeds from possible financings, if any, will be sufficient to fund operations, including capital expenditure requirements, for at least 12 months from the issuance date of these financial statements. However, the Company might need additional capital to fund growth plans or as circumstances change, which it could obtain through equity issuances, refinancing existing debt or new borrowings. Adequate capital may not be available to the Company when needed or on acceptable terms. If the Company is unable to raise capital, it could be forced to delay, reduce, suspend or cease its working capital requirements, capital expenditures and business development efforts, which would have a negative impact on its business, prospects, operating results and financial condition.